Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of major related parties and their relationships

Company Name	Relationship with the Group
Tencent Holdings Limited and its subsidiaries (“Tencent Group”)	Parent company of one of our ordinary shareholders
Shayu	An investee of the Group

Schedule of significant related party transactions

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Advertisement revenue derived from
Tencent Group	17,190,776	14,979,036	56,057,315
Other revenue derived from
Tencent Group	12,709,293	5,415,442	4,249,801
Equity method investees- talent agencies	—	—	2,542,300
Total	12,709,293	5,415,442	6,792,101
Bandwidth fees paid to
Tencent Group	240,737,980	197,568,690	138,960,405
Revenue sharing fees and content cost paid to
Tencent Group	510,285	—	—
Equity method investees- talent agencies	361,296,329	181,637,081	105,489,026
Total	361,806,614	181,637,081	105,489,026
Payment handling fees paid to
Tencent Group	33,693,357	28,153,602	22,256,354
Virtual gifts purchased from
Tencent Group	—	60,444,813	116,032,260
Content rights purchased from
Tencent Group	304,500,878	103,198,542	280,708,045
Other fees paid to
Tencent Group	—	8,734,726	3,878,843

Schedule of amounts due from/to related parties

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Amounts due from related parties
Tencent Group	37,158,946	35,491,575	63,862,287
Shayu	—	10,153,000	4,989,300
Equity method investees- talent agencies	—	481,069	142,193
Total	37,158,946	46,125,644	68,993,780
Amounts due to related parties
Tencent Group	255,438,628	250,364,366	234,483,995
Equity method investees- talent agencies	38,069,178	16,423,196	16,908,031
Total	293,507,806	266,787,562	251,392,026